Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 – Organization and Nature of Operations

Kannalife, Inc. (the “Company”) was incorporated under the laws of the state of Delaware on March 25, 2013 under the name TYG Solutions Corp. The Company consummated a share exchange transaction on July 25, 2018 with Kannalife Sciences, Inc. (“Kannalife”), a privately held Delaware corporation formed in 2010, the accounting acquirer. Upon completion of the share exchange transaction, Kannalife is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company’s historical financial statements are those of Kannalife the surviving entity and accounting acquirer. All references that refer to (the “Company” or “we” or “us” or “our”) are Kannalife, unless otherwise differentiated. Kannalife is a phytomedical/pharmaceutical company that specializes in the research and development of synthetic molecules and therapeutic products derived from botanical sources, including the cannabis taxa.

Name Change

On November 9, 2018, the Company filed an amendment to its certificate of incorporation with the Delaware Secretary of State that changed its name to Kannalife, Inc. The Company concurrently submitted a request to FINRA for approval of the name change as well as a ticker symbol change. The Company’s name change and ticker symbol change was reviewed and processed by FINRA and went effective January 17, 2019.

Unaudited Interim Financial Information

We have prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These condensed consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2020. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and accompanying notes for the year ended December 31, 2019, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2020.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Kannalife, Inc. (the “Company”) was incorporated under the laws of the state of Delaware on March 25, 2013 under the name TYG Solutions Corp. The Company consummated a share exchange transaction on July 25, 2018 with Kannalife Sciences, Inc. (“Kannalife”), a privately held Delaware corporation formed in 2010, the accounting acquirer. Upon completion of the share exchange transaction, Kannalife is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company’s historical financial statements are those of Kannalife the surviving entity and accounting acquirer. All references that refer to (the “Company” or “we” or “us” or “our”) are Kannalife, unless otherwise differentiated. Kannalife is a phytomedical/pharmaceutical company that specializes in the research and development of synthetic molecules and therapeutic products derived from botanical sources, including the cannabis taxa.

Share Exchange and Corporate Restructuring

On July 25, 2018, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Kannalife Sciences, Inc., a Delaware corporation (“Kannalife”) and certain stockholders of Kannalife (the “Kannalife Stockholders”).

Pursuant to the terms of the Share Exchange Agreement, the Company acquired approximately 99.7% of the issued and outstanding shares of Kannalife by means of a share exchange with the Kannalife Stockholders in exchange for 60,324,141 newly issued shares of the common stock of the Company (the “Share Exchange”), which increased the Company's issued and outstanding shares of common stock to 69,854,141. As a result of the Share Exchange, Kannalife became a 99.7% owned subsidiary of the Company, which on a going forward basis will result in consolidated financial reporting by the Company to include the results of Kannalife. The initial closing of the Share Exchange occurred concurrently with entry into the Share Exchange Agreement (the “Initial Closing”). After the Initial Closing and for a period of no more than 120 days thereafter, unless extended in the sole discretion of the Company, the Company may issue, on the same terms and conditions as those contained in the Share Exchange Agreement, additional shares of the common stock of the Company to Kannalife Stockholders that did not participate in the Initial Closing, provided that each additional Kannalife Stockholder becomes a party to the transaction documents (the “Additional Closing”). On August 30, 2019, the Company acquired the remaining non-controlling interest in Kannalife Sciences, Inc. (which represented 0.30% equity interest held by the original shareholders of Kannalife before the Share Exchange), bringing our ownership interest in Kannalife from 99.7% to 100%.

The Share Exchange has been accounted for as a reverse acquisition of the Company by Kannalife but in substance as a capital transaction, rather than a business combination since the Company had nominal operations and assets prior to and as of the closing of the Share Exchange. The former stockholders of Kannalife represent a significant constituency of the Company’s voting power immediately following the Share Exchange and Kannalife’s management has assumed operational, financial and governance control. The transaction is deemed a reverse recapitalization and the accounting is similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets should be recorded. For accounting purposes, Kannalife is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company’s historical financial statements are those of Kannalife.

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Company assets and liabilities pre- reverse acquisition:

Cash and cash equivalents	$289,654
Note receivable	142,500
Total assets	$432,154

Accounts payable and accrued expenses	$20,504
Loan payable - related party - long term	41,995
Convertible notes payable – long term	500,000
Total liabilities	562,499
Total liabilities assumed	$(130,345)

The following summarized unaudited consolidated pro forma information shows the results of operations of the Company had the reverse acquisition occurred on January 1, 2018:

Pro Forma (Unaudited) Year Ended December 31,
2018
Total revenues	$173,889
Net income	$819,105
Net income per common share, basic	$0.01
Net income per common share, diluted	$0.01

The summarized consolidated pro forma results are not necessarily indicative of results which would have occurred if the reverse acquisition had been in effect for the periods presented. Further, the summarized unaudited consolidated pro forma results are not intended to be a projection of future results.

Name Change

On November 9, 2018, the Company filed an amendment to its certificate of incorporation with the Delaware Secretary of State to change its name to Kannalife, Inc. The Company has concurrently submitted a request to FINRA for approval of the name change as well as a ticker symbol change and is awaiting approval. The Company’s name change and ticker change was reviewed and processed by FINRA and went effective January 17, 2019.